Related Party Transactions (Relevant Amounts Due from/to Related Parties) (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Amounts due from related parties		¥ 1,565,993		¥ 2,286,249
Amounts due to related parties		5,708,394		4,567,814
Lease liabilities		22,043	¥ 76,731	0
Cash deposits, maturing within 3 months	[1]	67,015		22,082
The group and Sinopec group and subsidiaries associates and joint ventures of the group [Member]
Disclosure of transactions between related parties [line items]
Amounts due from related parties		1,565,993		2,286,249
Amounts due to related parties		5,708,394		4,567,814
Lease liabilities		16,269		0
Sinopec Corp., its subsidiaries and joint ventures [member]
Disclosure of transactions between related parties [line items]
Amounts due from related parties		1,505,836		2,142,731
Amounts due to related parties		4,756,382		4,238,963
Sinopec Group and its subsidiaries [member]
Disclosure of transactions between related parties [line items]
Amounts due from related parties		0		457
Amounts due to related parties		202,553		45,134
Lease liabilities		15,571		0
Associates and joint ventures of the Group [member]
Disclosure of transactions between related parties [line items]
Amounts due from related parties		60,157		143,061
Amounts due to related parties		749,459		283,717
Joint ventures of the Group [member]
Disclosure of transactions between related parties [line items]
Lease liabilities		¥ 698		¥ 0
Sinopec Finance [member]
Disclosure of transactions between related parties [line items]
Cash deposits interest rate		0.35%		0.35%
Sinopec Finance [member] | Not later than three months [member]
Disclosure of transactions between related parties [line items]
Cash deposits, maturing within 3 months		¥ 67,015		¥ 22,082

[1]	Cash deposits with a related party were cash deposits at Sinopec Finance Company Limited ("Sinopec Finance"), which is a financial institution.